Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,971,000
Previously Paid Amount	0.00
Total Fee Amount	4,553.30
Total Offset Amount	0.00
Net Fee	4,553.30
Narrative - Max Aggregate Offering Price	$ 32,971,000
Final Prospectus	true